PROPERTY AND EQUIPMENT	3 Months Ended	11 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

6.	PROPERTY AND EQUIPMENT

Property and equipment consist of the following:

As of:	(Unaudited) March 31, 2022	December 31, 2021
Facility	$462,756	$-
Equipment	381,170	-
Computer equipment	11,039	10,962
Less: accumulated depreciation	(1,932)	(1,367)
Property and equipment, net	$853,033	$9,595

Depreciation expense related to property and equipment amounted to $550 and $54 for the three-months ended March 31, 2022, and for the period from January 21, 2021 (date of inception) through March 31, 2021, respectively.

6.	PROPERTY AND EQUIPMENT

Property and equipment consist of the following:

As of December 31, 2021
Computer equipment	$10,962
Less: accumulated depreciation	(1,367)
Property and equipment, net	$9,595

Depreciation expense related to property and equipment amounted to $1,378 for the period from January 21, 2021 (date of inception) through December 31, 2021.